Balances and Transactions in Foreign Currencies - Summary of Transactions Denominated in Foreign Currencies, Expressed in Mexican pesos (Detail) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 EUR (€)
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues		$ 194,804		$ 183,615		$ 194,471
Interest Expense		$ 6,192		$ 7,894		$ 6,904
U.S. dollars
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues	$ 452		$ 462		$ 1,506
Purchases of Raw Materials	14,420		12,801		14,307
Interest Expense	1,749		3,418		1,910
Other	$ 2,509		$ 2,213		$ 2,723
Euros
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues | €							€ 0
Purchases of Raw Materials | €							454
Interest Expense | €							0
Other | €							€ 0